CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EXPENSES
Exploration and evaluation expenses	$ 8,362	$ 10,340
Battery Material Plant project expenses	5,976	2,911
General and administrative expenses	24,203	7,770
Other revenues	(57)
Net smelter royalty		(4,306)
Operating loss	38,484	16,715
Net financial costs	1,006	1,263
Loss before tax	39,490	17,978
Income tax	400	0
Net loss and comprehensive loss	$ 39,890	$ 17,978
Net earnings per Share
Loss per share, Basic	$ (0.93)	$ (0.68)
Loss per share, Diluted	$ (0.93)	$ (0.68)
Weighted average number of shares outstanding - Basic	42,971,152	26,287,106
Weighted average number of shares outstanding - Diluted	42,971,152	26,287,106